INVENTORIES, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Total	$ 9,543,736	$ 7,316,029
P S M Z J K [Member]
Restructuring Cost and Reserve [Line Items]
Finished goods	6,700,901	5,356,439
Work in progress	3,922,201	2,906,771
Raw materials	387,368	314,479
Less: Inventory provision	(1,466,734)	(1,261,660)
Total	$ 9,543,736	$ 7,316,029